                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-3916
  NAME OF REGISTRANT:                                              VANGUARD SPECIALIZED FUNDS
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA                                (610) 669-1000
  DATE OF FISCAL YEAR END:                                         JANUARY 31
  DATE OF REPORTING PERIOD:                                        JULY 1, 2005 - JUNE 30, 2006

  FUND:    VANGUARD DIVIDEND APPRECIATION INDEX FUND
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  ISSUER:                HELMERICH & PAYNE, INC.
  TICKER:                HP              CUSIP:     423452101
  MEETING DATE:          6/23/2006                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST           MGMT

PROPOSAL #01: APPROVAL OF AN AMENDMENT TO THE RESTATED                     ISSUER          YES          FOR               FOR
 CERTIFICATE OF INCORPORATION OF HELMERICH & PAYNE,
INC. INCREASING THE NUMBER OF AUTHORIZED SHARES OF
COMMON STOCK.
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  ISSUER:                ROPER INDUSTRIES, INC.
  TICKER:                ROP             CUSIP:     776696106
  MEETING DATE:          6/28/2006                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST           MGMT

ELECTION OF DIRECTOR: WILBUR J. PREZZANO                                   ISSUER          YES          FOR               FOR

ELECTION OF DIRECTOR: ROBERT D. JOHNSON                                    ISSUER          YES          FOR               FOR

PROPOSAL #02: THE APPROVAL OF THE ROPER INDUSTRIES,                        ISSUER          YES          FOR               FOR
INC. 2006 INCENTIVE PLAN.

PROPOSAL #03: THE APPROVAL OF THE PROPOSED AMENDMENT                       ISSUER          YES          FOR               FOR
TO THE COMPANY'S RESTATED CERTIFICATE OF
INCORPORATION, AS AMENDED, TO ELIMINATE TIME PHASE
VOTING AND GIVE ALL OUSTANDING SHARES OF COMMON STOCK
OF THE COMPANY ONE VOTE ON MATTERS PROPERLY SUBMITTED
TO THE SHAREHOLDERS OF THE COMPANY FOR THEIR VOTE.

PROPOSAL #04: THE RATIFICATION OF THE APPOINTMENT OF                       ISSUER          YES          FOR               FOR
PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT AUDITORS
 OF THE COMPANY

PROPOSAL #05: TO TRANSACT ANY OTHER BUSINESS PROPERLY                      ISSUER          YES        AGAINST           AGAINST
BROUGHT BEFORE THE MEETING
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  ISSUER:                SUPERVALU INC.
  TICKER:                SVU             CUSIP:     868536103
  MEETING DATE:          6/28/2006                                                                                    FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST           MGMT

PROPOSAL #1A: ELECTION OF DIRECTOR: IRWIN COHEN                            ISSUER          YES          FOR               FOR

PROPOSAL #1B: ELECTION OF DIRECTOR: RONALD E. DALY                         ISSUER          YES          FOR               FOR

PROPOSAL #1C: ELECTION OF DIRECTOR: LAWRENCE A. DEL                        ISSUER          YES          FOR               FOR
SANTO

PROPOSAL #1D: ELECTION OF DIRECTOR: SUSAN E. ENGEL                         ISSUER          YES          FOR               FOR

PROPOSAL #1E: ELECTION OF DIRECTOR: PHILIP L. FRANCIS                      ISSUER          YES          FOR               FOR

PROPOSAL #02: RATIFICATION OF APPOINTMENT OF KPMG LLP                      ISSUER          YES          FOR               FOR
AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD SPECIALIZED FUNDS
  By:     /s/John J. Brennan
             (Heidi Stam)
             John J. Brennan*
             Chairman & Chief Executive
  Date:   August 31, 2006
      *  By Power of Attorney.  Filed on December 20, 2004, see File Number 002-14336.
                Incorporated by Reference.